[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

September 17, 2012

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811-21613
1933 Act Registration Numbers: 333-118136 and 333-120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 24, 2012
American Century Variable Portfolios, Inc.	0000814680	August 23, 2012
Dreyfus Investment Portfolios	0001056707	August 17, 2012
Dreyfus Variable Investment Fund	0000813383	August 16, 2012
Franklin Templeton Variable Insurance Products Trust	0000837274	August 30, 2012
Janus Aspen Series	0000906185	August 29, 2012
Legg Mason Partners Variable Equity Trust	0001176343	August 23, 2012
Legg Mason Partners Variable Income Trust	0000874835	August 24, 2012
MFS® Variable Insurance Trust	0000918571	August 22, 2012
Neuberger Berman Advisers Management Trust	0000736913	September 6, 2012
Oppenheimer Variable Account Funds	0000752737	August 28, 2012

Securities and Exchange Commission
September 17, 2012
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
PIMCO Variable Insurance Trust	0001047304	August 31, 2012
Royce Capital Fund	0001006387	August 21, 2012
Rydex Variable Trust	0001064046	August 31, 2012
SBL Fund	0000217087	August 31, 2012
The Universal Institutional Funds, Inc.	0001011378	September 10, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel
First Security Benefit Life Insurance
   and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573